Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000001498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.74%)	(0.73%)	1.31%
C000001501 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.68%	0.31%	1.93%
C000001497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.04%	0.24%	2.02%
C000001490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.39%)	(0.68%)	1.26%
C000001493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.97%	0.38%	1.90%
C000001494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(4.37%)	(0.81%)	1.38%
C000001489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	1.29%	0.66%	1.96%
C000001486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.08%)	(0.39%)	1.33%
C000001474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.64%)	(0.72%)	1.34%
C000001477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.79%	0.31%	1.98%
C000001478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.39%)	(0.72%)	1.53%
C000001481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	1.06%	0.32%	2.17%
Without Sales Load [Member] | C000001498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.51%	0.12%	1.74%
Without Sales Load [Member] | C000137698 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.31%)	(0.68%)	1.09%
Without Sales Load [Member] | C000137697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.96%)	(0.74%)	1.17%
Without Sales Load [Member] | C000001490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.87%	0.18%	1.70%
Without Sales Load [Member] | C000137696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.08%	(0.61%)	1.05%
Without Sales Load [Member] | C000001494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.14%)	0.05%	1.82%
Without Sales Load [Member] | C000137695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.37%	(0.33%)	1.12%
Without Sales Load [Member] | C000001486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.21%	0.47%	1.76%
Without Sales Load [Member] | C000001474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.60%	0.13%	1.78%
Without Sales Load [Member] | C000137693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.32%)	(0.70%)	1.12%
Without Sales Load [Member] | C000001478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.88%	0.13%	1.97%
Without Sales Load [Member] | C000137694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.04%	(0.69%)	1.32%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	2.44%	0.78%	2.22%
Lipper Virginia Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Classification Average
Average Annual Return, Percent	0.71%	(0.03%)	1.32%
S And P Municipal Bond Virginia Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Virginia Index
Average Annual Return, Percent	2.57%	0.46%	2.07%
S And P Municipal Bond Pennsylvania Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Pennsylvania Index
Average Annual Return, Percent	2.78%	0.81%	2.33%
Lipper Pennsylvania Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Pennsylvania Municipal Debt Funds Classification Average
Average Annual Return, Percent	1.18%	0.39%	1.71%
S And P Municipal Bond New Mexico Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New Mexico Index
Average Annual Return, Percent	3.86%	0.79%	1.91%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	0.90%	(0.12%)	1.32%
S And P Municipal Bond Maryland Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Maryland Index
Average Annual Return, Percent	3.13%	0.49%	1.88%
Lipper Maryland Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Maryland Municipal Debt Funds Classification Average
Average Annual Return, Percent	1.32%	0.45%	1.46%
S And P Municipal Bond Colorado Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Colorado Index
Average Annual Return, Percent	3.10%	1.18%	2.61%
S And P Municipal Bond Arizona Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Arizona Index
Average Annual Return, Percent	2.71%	0.89%	2.15%